Discontinued Operations (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Discontinued Operations [Abstract]
Finance revenues	$ 735,357	$ 2,364,128
Interest expense and other fees -financial institution	(109,878)	(385,918)
Operating expenses	(446,733)	(1,953,814)
Other income	153,453
Commissions on sale and other income	357,103	(38,207)
Gain on sale of discontinued assets	788,015
Income (loss) from discontinued operations before income taxes	1,145,118	(38,207)
Benefit (Provision) for credit losses	24,904,000	(62,603)
Net finance revenues	$ 650,383	$ 1,915,607